Other Assets and Other Financial Assets - Disclosure of Other Non-Current Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)
Miscellaneous assets [abstract]
Agreement with customers	$ 897			$ 849
Long term prepaid advertising expenses	388			298
Guarantee deposits	2,910			3,491
Prepaid bonuses	248			151
Advances to acquire property, plant and equipment	233			266
Recoverable taxes	1,289			1,674
Indemnifiable assets from business combinations	3,336			4,510
Recoverable taxes from business combinations	395			458
Others	621			828
Total other assets	$ 10,317	$ 526		$ 12,525

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3